Financial Assets:	12 Months Ended
Dec. 31, 2024
Financial Assets:
Financial Assets:

Note 6 – Financial Assets:

6.1) Accounts receivable – net:

	December 31,
	2023		2024
Clients	Ps.	2,654,041	Ps.	3,163,614
Less: impairment estimate		(336,223)		(359,273)
Total accounts receivables	Ps.	2,317,818	Ps.	2,804,341

The expectation for collection of the short-term account receivable is one month in relation to the reporting date.

Accounts receivable are comprised mainly of TUA paid by passengers (other than diplomats, infants and passengers in transit) who travel using the airport terminals operated by the Company. The balance at December 31, 2023 and 2024 amounted to Ps.1,394,587 and Ps.1,563,833, respectively.

6.2) Impairment of accounts receivable

After the assessment made by the Company with respect to its clients, the Company increased the consolidated impairment allowance for accounts receivable respect to 2023 and 2024 by Ps.34,276 and Ps.23,050, respectively.

At December 31, 2023, total balance of accounts receivable not impaired amounts to Ps.2,072,306 (Ps.2,304,659 at December 31, 2024). These accounts refer to clients that have no recent record of noncompliance, and due to their positive performance with the company, no increase the level of credit risk was identified in our prospective assessment.

In Mexico, increases to the impairment of accounts receivable for the year 2023 and 2024 amounted to Ps.25,309 and Ps.2,542, respectively. At December 31, 2023 and 2024, in accordance with our analyses, no future noncompliance is expected, as they were able to access to financing and governmental economic aid, in the case of international airlines, which will enable them to continue meeting their financial commitments. The Company monitors the accounts receivable performance and takes measures in this regard, as it is empowered to suspend service provision if there are situations outside its policy for due dates exceeding 30 days, which keeps the level of exposure at a low risk.

In Aerostar, applications to the allowance for impairment of accounts receivable were recorded in 2023 for Ps.14,447 represented mainly by international airlines that according to the Company’s analysis the cessation of some recurring international operations at the LMM Airport was due to the decrease in international passenger traffic, traveled directly to the LMM Airport. The applications to the allowance for impairment of accounts receivable in 2024 amounts Ps.16,936. In 2024 the Company recorded an increase of Ps.24,228 and a foreign currency translation effect of Ps.5,457.

The passenger traffic at this airport is primarily composed of domestic traffic. In 2023 and 2024, domestic traffic represented 90% and 88%, respectively. By fiscal year 2023, national airlines in the United States benefited from subsidies provided by the government to use the funds granted by the United States authorities to meet their operational responsibilities, including accounts receivable as of December 31, 2023. However, during 2024 there were no significant breaches in the international airlines collections.

In Airplan, increase to the estimate for impairment of accounts receivable recorded in 2023 and 2024 were of Ps.23,414 and Ps.6,967, respectively, and a foreign currency translation effect of Ps.792 in 2024. In 2023, the increase was mainly due to the suspension of operations of Viva Air and Ultra Air. According to our analysis, no significant future defaults are expected because these clients have been able to access refinancing plans and possible government support from the Colombian government. The Company monitors the behavior of accounts receivable and takes measures in this regard, having the ability, where appropriate, to prevent service to its customers, to find situations outside of what is established in its policy for the accounts having maturities greater than 30 days, which keeps the level of exposure at a risk.

The movements in the impairment provision are as follows:

Estimate for impairment at January 1, 2023	Ps.	301,947
Mexico’s increase estimate		25,309
Aerostar’s application estimate		(14,447)
Airplan’s increase estimate		23,414
Estimate for impairment at December 31, 2023	Ps.	336,223
Mexico’s increase estimate	Ps.	2,542
Aerostar’s increase estimate		24,228
Aerostar’s application estimate		(16,936)
Effect of foreign currency translation Aerostar		5,457
Airplan’s increase estimate		6,967
Effect of foreign currency translation Airplan		792
Estimate for impairment at December 31, 2024	Ps.	359,273

The constitution of the estimate for impairment of accounts receivable has been recorded in the consolidated comprehensive income statement under cost of services, and the amounts charged to the estimate are written off from accounts receivable when recovery is not expected.

In order to measure expected credit losses, accounts receivable and contract assets have been grouped on the basis of their shared credit risk features and days past due. The Company held no relevant contract assets at January 1 or December 31, 2023 and 2024.

The expected loss rates are based on the profiles for payment of sales in a 12-month period prior to December 31, 2023 and 2024 or January 1, 2023 and 2024, respectively, and on historical credit losses experienced within that period. Historical loss rates are adjusted to reflect current and prospective information on macroeconomic factors affecting client capacity for covering accounts receivable. The Company has determined that the economic situation of a country can have adverse effects on the transportation industry, in addition to the cost of complying with aviation regulations and union pressures on airlines, which are the most relevant factors, and therefore adjusts historical loss rates based on changes expected in those factors.

On this basis, the estimate for impairment of accounts receivables as of December 31, 2023 and December 31, 2024 was determined as follows for accounts receivable and contract assets:

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2023
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	5.75%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2023
At December 31, 2023
Mexico’s accounts receivables	Ps.	2,072,306	Ps.	69,475	Ps.	2,392	Ps.	1,199	Ps.	237,597
Mexico’s estimate impairment				259		693		1,199		237,597	Ps.	239,748
Aerostar’s account receivables		57,910		52,164		3,361		1,050		834
Aerostar’s estimate impairment		21,439		3,499		2,921		918		834		29,611
Airplan’s accounts receivables		88,192		6,627		43		21,652		39,239
Airplan’s estimate impairment		5,208		722		43		21,652		39,239		66,864
Total estimate											Ps.	336,223

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2024
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2024
At December 31, 2024
Mexico’s accounts receivables	Ps.	2,304,659	Ps.	82,081	Ps.	5,912	Ps.	16	Ps.	239,498
Mexico’s estimate impairment				1,642		1,135		16		239,498	Ps.	242,290
Aerostar’s account receivables		260,709		31,700		14,660		331		1,370
Aerostar’s estimate impairment		32,003		2,456		6,241		290		1,370		42,360
Airplan’s accounts receivables		125,605		30,293		317		—		66,463
Airplan’s estimate impairment		5,492		2,351		317		—		66,463		74,623
Total estimate											Ps.	359,273

The Group limits its exposure to credit risk of accounts receivable establishing a maximum payment term of 30 days for clients. In the fiscal years ended December 31, 2023 and 2024, the accounts receivable past due not impaired within the range from 1 to 90 days amounted to Ps.127,281 and Ps.139,268, respectively. The total amount of all accounts receivable past due not impaired within a range from 1 to more than 365 days, at December 31, 2023 and 2024, amounted Ps.134,128 and Ps.216,978 respectively.

6.3) Investment in financial instruments

In August 2023, the Company contracted two bonds in US dollars with rates of 6.5% and 6.8%, semiannual interest. The maturities are March 13, 2027 and January 23, 2030, respectively. The balance at December 31, 2023, and 2024, amounted Ps.1,818,949 and Ps.1,537,688, respectively.

The fair value of the bonds at December 31, 2023, and 2024, amounted Ps.1,804,589 and Ps.1,534,003, respectively. At December 31, 2023 and 2024, the fair value hierarchy level for investments in securities is hierarchy level 1.